ROYALTY INCOME (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
IfrsStatementLineItems [Line Items]
Royalty income	$ 22,365		$ 34,433
Indie Flix [Member]
IfrsStatementLineItems [Line Items]
Royalty income			$ 34,433	$ 0